Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease expenses	¥ 6,539	¥ 25,139	¥ 16,677
Cash paid for long-term operating lease	5,035	4,498	5,569
Impairment loss of operating lease right-of-use assets	¥ 3,509	¥ 1,515	¥ 3,017
Weighted-average remaining lease term	2 years 2 months 1 day
Weighted-average discount rate	4.75%